Average Annual Total Returns - Hartford Balanced HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index 1 Year		60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index 5 Years		60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofA US 3-Month Treasury Bill Index 10 Years		S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.62%	9.74%	9.24%	11.35%	9.47%	8.97%	14.87%	[1]	11.13%	[1]	9.98%	[1]	18.40%	15.22%	13.88%	8.92%	4.98%	4.19%	0.67%	1.20%	0.64%

[1]	The blended benchmark is calculated by Hartford Funds Management Company, LLC.